Revenue Recognition - Allowances for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Opening balance	$ 2,243	$ 2,282
Additional allowance	2,269	2,494
Write-offs, recoveries, and other adjustments	(2,494)	(2,533)
Closing balance	$ 2,018	$ 2,243